UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2010
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:       Southeastern Asset Management, Inc.
Address:    6410 Poplar Avenue, Suite 900
            Memphis, Tennessee  38119

Form 13F File Number:  28-1399

The institutional investment manager filing this report and the person signing the report hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered to be integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew R. McCarroll
Title:     General Counsel
Phone:     901-761-2474

Signature, Place, and Date of Signing:

/s/Andrew R. McCarroll          Memphis, Tennessee            08/13/2010
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   		1

Form 13F Information Table Entry Total:        		       77

Form 13f Information Table Value Total:                  19864503
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number         Name

     01        28-N/A                       Longleaf Partners Funds Trust,
                                            an investment company registered
                                            under the Investment Company Act
                                            of 1940 (File # 811-4923) on behalf
                                            of one or more of its three series:
                                            Longleaf Partners Fund
                                            Longleaf Partners Small-Cap Fund
                                            Longleaf Partners International Fund

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aon Corporation                COM              037389103   468444 12619714 SH       Sole                 10015714           2604000
                                                            342017  9213812 SH       Defined 01            9213812
Bank of New York Mellon Corpor COM              064058100   390056 15798123 SH       Sole                 12760123           3038000
                                                            335068 13571000 SH       Defined 01           13571000
Campbell Soup Company          COM              134429109   203916  5691200 SH       Sole                  4684200           1007000
                                                            190196  5308300 SH       Defined 01            5308300
CEMEX S.A.B. de C.V. ADR       COM              151290889   824461 85259718 SH       Sole                 68921526          16338192
                                                            462890 47868680 SH       Defined 01           47868680
Chesapeake Energy Corporation  COM              165167107  1156782 55216329 SH       Sole                 46232287           8984042
                                                            536248 25596576 SH       Defined 01           25596576
Dell Inc.                      COM              24702R101  1103021 91461134 SH       Sole                 76091599          15369535
                                                            612099 50754465 SH       Defined 01           50754465
Diageo Plc - ADR               COM              25243Q205    15718   250522 SH       Sole                   250522
Dillard's Inc.                 COM              254067101     2337   108717 SH       Sole                                     108717
                                                            148560  6909748 SH       Defined 01            6909748
DineEquity Inc                 COM              254423106     6684   239400 SH       Sole                   127000            112400
                                                             83149  2978100 SH       Defined 01            2978100
DIRECTV Cl A                   COM              25490A101  1513986 44634007 SH       Sole                 37009001           7625006
                                                            657479 19383238 SH       Defined 01           19383238
Everest Re Group Ltd.          COM              G3223R108   294481  4164048 SH       Sole                  3131400           1032648
                                                             94411  1335000 SH       Defined 01            1335000
Fair Isaac Corporation         COM              303250104    47373  2174083 SH       Sole                  1000383           1173700
                                                            157245  7216400 SH       Defined 01            7216400
FedEx Corporation              COM              31428X106   246903  3521652 SH       Sole                  2947652            574000
                                                            205466  2930629 SH       Defined 01            2930629
InterContinental Hotels Group  COM              45857P301    14885   949308 SH       Sole                   509308            440000
                                                              2375   151495 SH       Defined 01             151495
Level 3 Communications Inc.    COM              52729N100   293584 269342892 SH      Sole                222829286          46513606
                                                            234229 214888754 SH      Defined 01          214888754
Liberty Media Corporation Inte COM              53071M104   375102 35724028 SH       Sole                 29110778           6613250
                                                            227743 21689776 SH       Defined 01           21689776
Loews Corporation              COM              540424108   110333  3312300 SH       Sole                  2682300            630000
                                                            123236  3699679 SH       Defined 01            3699679
Markel Corporation             COM              570535104   170298   500877 SH       Sole                   379080            121797
                                                             97920   288000 SH       Defined 01             288000
Martin Marietta Materials Inc. COM              573284106   114620  1351493 SH       Sole                  1069693            281800
                                                            108313  1277124 SH       Defined 01            1277124
Pioneer Natural Resources Comp COM              723787107   489208  8228891 SH       Sole                  6290091           1938800
                                                            718923 12092900 SH       Defined 01           12092900
Potlatch Corporation           COM              737630103     1363    38142 SH       Sole                                      38142
                                                             93868  2627155 SH       Defined 01            2627155
Royal Philips Electronics ADR  COM              500472303   147714  4950199 SH       Sole                  3748399           1201800
                                                            101657  3406731 SH       Defined 01            3406731
Ruddick Corporation            COM              781258108     1521    49079 SH       Sole                                      49079
                                                             96300  3107459 SH       Defined 01            3107459
Sealed Air Corporation         COM              81211K100    57660  2923959 SH       Defined 01            2923959
Service Corporation Internatio COM              817565104   111769 15103900 SH       Sole                 11517000           3586900
                                                            106908 14447000 SH       Defined 01           14447000
Shanda Games Limited - ADR     COM              81941U105    12340  2124000 SH       Sole                  2124000
                                                             22653  3899000 SH       Defined 01            3899000
Shanda Interactive Entertainme COM              81941Q203    12655   319000 SH       Sole                   319000
                                                             25746   649000 SH       Defined 01             649000
Symantec Corporation           COM              871503108   383426 27624361 SH       Sole                 25147699           2476662
Telephone and Data Systems Inc COM              879433100    17480   575200 SH       Sole                   534400             40800
                                                             46521  1530800 SH       Defined 01            1530800
Telephone and Data Systems Inc COM              879433860   147517  5558294 SH       Sole                  4248646           1309648
                                                            150381  5666200 SH       Defined 01            5666200
Texas Industries Inc.          COM              882491103     3521   119200 SH       Sole                    64700             54500
                                                            106058  3590320 SH       Defined 01            3590320
The Washington Post Company    COM              939640108    41582   101301 SH       Sole                    96115              5186
                                                            114736   279517 SH       Defined 01             279517
tw telecom inc.                COM              87311L104   225993 13548765 SH       Sole                 10954418           2594347
                                                            245741 14732670 SH       Defined 01           14732670
Verizon Communications-W/I     COM              92343V138    50976  1920000 SH       Sole                  1168000            752000
                                                             64835  2442000 SH       Defined 01            2442000
Vodafone Group Plc ADR         COM              92857W209   132484  6409479 SH       Sole                  5119479           1290000
                                                             22039  1066235 SH       Defined 01            1066235
Walt Disney Company            COM              254687106  1030735 32721751 SH       Sole                 26898626           5823125
                                                            457065 14510000 SH       Defined 01           14510000
Wendy's/Arby's Group Inc.      COM              950587105   100546 25136597 SH       Defined 01           25136597
Willis Group Holdings PLC      COM              G96666105   178153  5928555 SH       Sole                  4740555           1188000
                                                            269939  8983000 SH       Defined 01            8983000
Worthington Industries Inc.    COM              981811102     1407   109400 SH       Sole                                     109400
                                                             84632  6581000 SH       Defined 01            6581000
Yum! Brands Inc.               COM              988498101  1290287 33050382 SH       Sole                 27437695           5612687
                                                            613212 15707286 SH       Defined 01           15707286
Level 3 Communications Inc. Co CONV             52729NBM1   113320 100062000 PRN     Defined 01          100062000
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